Overlay Shares Core Bond ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
iShares Core U.S. Aggregate Bond ETF(a)(f)		435,876	$42,070,752
TOTAL EXCHANGE TRADED FUNDS (Cost $50,270,943)			42,070,752

PURCHASED OPTIONS - 0.1%(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.1%			$–
S&P 500 Index		–	$–
Expiration: 06/03/2024; Exercise Price: $5,220.00	10,555,020	20	1,600
Expiration: 06/03/2024; Exercise Price: $5,175.00(g)	10,555,020	20	500
Expiration: 06/07/2024; Exercise Price: $5,175.00(g)	10,555,020	20	7,500
Expiration: 06/14/2024; Exercise Price: $5,150.00(g)	10,555,020	20	22,300
Total Put Options			31,900
TOTAL PURCHASED OPTIONS (Cost $100,218)			31,900

SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)		Shares
First American Government Obligations Fund - Class X, 5.24%(e)		7,625	7,625
TOTAL SHORT-TERM INVESTMENTS (Cost $7,625)			7,625

TOTAL INVESTMENTS - 100.0% (Cost $50,378,786)			$42,110,277
Liabilities in Excess of Other Assets - 0.0%(d)			(2,858)
TOTAL NET ASSETS - 100.0%			$42,107,419

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $688,381.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Core Bond ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500 Index	0	0	–
Expiration: 06/03/2024; Exercise Price: $5,275.00	$(10,555,020)	(20)	$(17,600)
Expiration: 06/07/2024; Exercise Price: $5,275.00	(10,555,020)	(20)	(48,000)
Expiration: 06/14/2024; Exercise Price: $5,200.00	(10,555,020)	(20)	(37,300)
Total Put Options			(102,900)
TOTAL WRITTEN OPTIONS (Premiums received $198,173)			(102,900)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Overlay Shares Core Bond ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$42,070,752	$–	$–	$42,070,752
Purchased Options	1,600	30,300	–	31,900
Money Market Funds	7,625	–	–	7,625
Total Investments	$42,079,977	$30,300	$–	$42,110,277

Liabilities:
Investments:
Written Options	$–	$(102,900)	$–	$(102,900)
Total Investments	$–	$(102,900)	$–	$(102,900)